Amplify Seymour Cannabis ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 57.2%
Consumer Discretionary - 4.6%
Greenlane Holdings, Inc. - Class A (a) (b)	47,205	$22,658
GrowGeneration Corp. (a)	295,267	1,523,578
		1,546,236
Consumer Staples - 2.0%
Neptune Wellness Solutions, Inc. (a)	47,284	34,479
Village Farms International, Inc. (a)	586,807	633,752
		668,231
Financials - 6.8%
AFC Gamma, Inc. (c)	93,424	1,466,757
Silver Spike Investment Corp. (a) (d)	82,918	796,842
		2,263,599
Health Care - 35.7%
Aleafia Health, Inc. (a)	77,872	4,097
Auxly Cannabis Group, Inc. (a)	3,065,044	46,072
Canopy Growth Corp. (a) (b)	335,111	1,015,386
Cara Therapeutics, Inc. (a)	157,786	1,842,940
cbdMD, Inc. (a)	537,490	185,004
Charlotte's Web Holdings, Inc. (a)	1,077,407	599,212
Clever Leaves Holdings, Inc. (a)	149,243	74,472
Cronos Group, Inc. (a)	541,860	1,365,487
IM Cannabis Corp. (a)	9,450	13,708
Jazz Pharmaceuticals PLC (a)	12,750	1,997,415
MediPharm Labs Corp. (a)	2,888,844	173,693
Organigram Holdings, Inc. (a)	663,408	603,038
PerkinElmer, Inc.	81	11,140
SNDL, Inc. (a)	213,093	490,113
Tilray Brands, Inc. (a) (b)	1,038,974	3,366,276
Zynerba Pharmaceuticals, Inc. (a)	215,722	144,534
		11,932,587
Industrials - 0.9%
Hydrofarm Holdings Group, Inc. (a)	167,656	313,517
Information Technology - 4.2%
Akerna Corp. (a) (b)	13,011	14,311
WM Technology, Inc. (a)	1,091,204	1,374,917
		1,389,228
Real Estate - 3.0%
Innovative Industrial Properties, Inc. (c)	11,144	1,000,508
Total Common Stocks (Cost $90,081,136)		19,113,906

EXCHANGE TRADED FUNDS - 1.5%
AdvisorShares Pure US Cannabis ETF (a)	76,208	510,594
Total Exchange Traded Funds (Cost $1,004,245)		510,594

MONEY MARKET FUNDS - 19.7%
Dreyfus Government Cash Management - 4.23% (e)	6,569,932	6,569,932
Total Money Market Funds (Cost $6,569,932)		6,569,932
Total Investments - 78.4%
(Cost $97,655,313)		$26,194,432

Percentages are based on Net Assets of $33,402,846.

(a)	Non-income producing security.
(b)
All or portion of this security is out on loan as of January 31, 2023. Total value of securities out on loan is $1,042,355 or 3.1% of net assets. As of January 31, 2023, total cash collateral had a value of $1,167,355.

(c)	Real Estate Investment Trust.
(d)	Illiquid security. At January 31, 2023, the value of this security amounted to $796,842 or 2.4% of net assets.
(e)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swaps
January 31, 2023 (Unaudited)

Reference Entity (a)	Counterparty	Long/Short	Expiration Date	Financing Rate (b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	$ 308,603	$ 2,650
Columbia Care, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	190,349	(42,404)
Cresco Labs, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	1,478,317	(116,486)
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	3,257,011	(187,293)
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	2,970,465	(150,588)
TerrAscend Corp.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	418,662	(32,383)
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	1,570,420	(104,500)
Verano Holdings Corp.	Cowen Financial Products, LLC	Long	04/28/2023	5.82%	Monthly	1,277,419	17,579
							$ (613,425)

(a) The Adviser has deemed a portion of these securities illiquid as of January 31, 2023. The notional amount of the illiquid portion of these securities amounted to $2,294,249 or 6.9% of net assets.
(b) Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

	Category
	Investments in Securities
	Assets
	Level 1
	Common Stocks
	Canada	$ 7,732,393
	Ireland	1,997,415
	Israel	13,708
	United States	9,370,390
	Exchange Traded Funds
	United States	510,594
	Money Market Funds
	United States	6,569,932
	Total Level 1	26,194,432
	Level 2
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$ 26,194,432
	Other Financial Instruments(a)
	Assets
	Level 1
	Total Return Swaps
	United States	$ 20,229
	Total Level 1	20,229
	Level 2
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$ 20,229
	Other Financial Instruments(a)
	Liabilities
	Level 1
	Total Return Swaps
	United States	$ 633,654
	Total Level 1	633,654
	Level 2
	Total Level 2	-
	Level 3	-
	Total Level 3	-
	Total	$ 633,654

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.